Investments in Associates and Joint Ventures - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, $ in Thousands, € in Millions, $ in Millions																																										1 Months Ended		12 Months Ended										23 Months Ended
	Feb. 28, 2020 PHP (₱)	Jun. 03, 2019 PHP (₱)	Dec. 03, 2018 PHP (₱)	Nov. 28, 2018 PHP (₱) seat	Nov. 28, 2018 USD ($) seat	Nov. 26, 2018 USD ($)	Nov. 08, 2018 PHP (₱)	Oct. 04, 2018 USD ($)	Jul. 31, 2018 PHP (₱)	Apr. 13, 2018 PHP (₱)	Apr. 13, 2018 SGD ($) $ / shares shares	Mar. 02, 2018 PHP (₱)	Feb. 27, 2018 PHP (₱) shares	Feb. 15, 2018 PHP (₱)	Dec. 18, 2017 PHP (₱)	Dec. 15, 2017 PHP (₱) ₱ / shares shares	Dec. 14, 2017 USD ($) $ / shares shares	Dec. 14, 2017 USD ($) shares	Dec. 05, 2017	Nov. 30, 2017 USD ($)	Sep. 15, 2017 EUR (€)	Jun. 27, 2017 PHP (₱)	Jun. 13, 2017 PHP (₱)	May 30, 2017	May 19, 2017 USD ($)	Feb. 28, 2017 PHP (₱) ₱ / shares shares	Dec. 01, 2016	Aug. 24, 2016 ₱ / shares shares	Jul. 22, 2016 USD ($)	May 30, 2016 PHP (₱) Entity Tranche	Jun. 01, 2015 PHP (₱)	May 21, 2015 PHP (₱)	Apr. 14, 2015 PHP (₱)	Jan. 20, 2015	Jun. 24, 2014 PHP (₱)	Mar. 11, 2014 PHP (₱)	Feb. 19, 2014 PHP (₱)	Sep. 27, 2013 PHP (₱)	Feb. 05, 2013 USD ($)	Jun. 06, 2012 PHP (₱)	May 08, 2012	Jun. 30, 2013 PHP (₱)	Dec. 31, 2000	Dec. 31, 2019 PHP (₱) seat ₱ / shares shares	Dec. 31, 2019 EUR (€) seat shares	Dec. 31, 2018 PHP (₱) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 PHP (₱)	Dec. 31, 2016 PHP (₱)	Dec. 31, 2016 EUR (€)	Dec. 31, 2014 PHP (₱) ₱ / shares shares	Dec. 31, 2012 PHP (₱)	Dec. 31, 2011 PHP (₱)	Dec. 14, 2014 PHP (₱) shares	Dec. 14, 2014 USD ($) shares	Mar. 31, 2019 PHP (₱)	Apr. 02, 2018 PHP (₱)	Mar. 23, 2018 PHP (₱)	Sep. 15, 2017 PHP (₱)	May 29, 2017 PHP (₱)	Apr. 19, 2001 PHP (₱)	Apr. 19, 2001 USD ($)
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																												₱ 18,777,000,000		₱ 20,498,000,000
Consideration paid (received)									₱ 1,152,000,000						₱ 1,294,000,000								₱ 21,800,000,000							₱ 26,200,000,000			₱ 26,487,000,000		₱ 13,243,000,000
Equity interest acquired																												87.12%		50.00%
Amount of equity interest acquired																																												53,863,000,000		55,427,000,000		₱ 46,130,000,000
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																																															$ 57,050
Net proceeds form sale of business | $																									$ 330,000
Amount held in escrow | $																									$ 2,290
Percentage of acquiring other interest																														50.00%
Number of other entities | Entity																														2
Total consideration transferred																														₱ 52,800,000,000
Number of tranches | Tranche																														3
Assumed liabilities																														₱ 17,200,000,000
Amount advanced to cover working capital requirements																																																												₱ 2,600,000,000
Outstanding advances																																												11,359,000,000
Intangible assets																																												6,446,000,000		7,204,000,000
Goodwill																																												61,379,000,000		61,379,000,000
Goodwill | shares																												165,880,000
Percentage of outstanding common stock purchases under tender offer																												12.82%
Tender offer to purchase common shares price per share | ₱ / shares																												₱ 2.20
Tender offer expiration date																												Oct. 20, 2016
Number of shares tendered | shares																												107,000,000
Percentage of issued and outstanding common shares under shares tendered																												8.30%
Carrying value of investments in joint ventures																																												35,086,000,000		34,929,000,000
Equity interest paid																																												20,000,000		111,000,000		5,633,000,000
Loss on investment written-off																																												362,000,000
Amount receivable period												2019 to 2021
Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																														50.00%
Outstanding advances																																												11,038,000,000
Intangible assets																														₱ 18,885,000,000
Goodwill																														₱ 17,824,000,000
Percentage of issued and outstanding capital stock																												99.10%
Carrying value of investments in joint ventures																																												32,538,000,000		32,541,000,000
Equity interest paid | €																																													€ 7.4					€ 2.6
Bow Arken Holdings Company [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																														50.00%
Outstanding advances																																												238,000,000
Brightshare Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																														50.00%
Outstanding advances																																												83,000,000
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired							45.73%
Carrying value of investments in joint ventures			₱ 550,000,000				₱ 2,150,000,000																																					2,538,000,000		2,388,000,000
Payment for acquisition of existing shares			523,000,000
Investment as deposit for future stock subscription			800,000,000
Equity interest paid		₱ 27,000,000
Goodwill			1,031,000,000
Subscription payable																																												800,000,000		800,000,000
Contingent consideration																																												₱ 230,000,000		230,000,000
Multisys [Member] | Technologies and Customer Relationships [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Fair value of identifiable net assets and liabilities			₱ 1,357,000,000
Philippines Internet Holding S A R L [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																		50.00%
Percentage of equity interest																																		33.33%
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share issued																														₱ 17,000,000,000
Equity interest acquired																														50.00%
Percentage of ownership interest in subsidiary acquired																														20.00%
Consideration received in future																														₱ 9,200,000,000
Consideration settlement period in installments																																												annual installments until June 2020	annual installments until June 2020
PCEVs Beacon Electric Asset Holdings Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)												₱ 4,852,000,000											₱ 21,800,000,000							₱ 26,200,000,000
Equity interest acquired																			75.00%
Consideration settlement period in installments																						annual installments from June 2018 to June 2021																						annual installments until June 2021.	annual installments until June 2021.
Consideration settled																						₱ 12,000,000,000
Consideration to be settled																						₱ 9,800,000,000
Percentage of receivable proposed for sale																			50.00%
Period of proceeds from sale of shares																			2019 to 2021
Amounts receivable												₱ 5,550,000,000
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																																									₱ 2,124,000,000	₱ 2,230,000,000
Metro Pacific Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Receivables from divestment of assets																																												₱ 2,919,000,000		4,353,000,000
Allowance for expected credit losses																																												2,000,000		2,000,000
Aggregated individually immaterial joint ventures [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Outstanding contingent liabilities																																												₱ 0		0
Tranche One [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																														50.00%
Tranche Two [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																											25.00%
Tranche Three [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of consideration paid upon acquisition																								25.00%
PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of Ownership				48.74%	48.74%																																							48.74%	48.74%
Number of board seats | seat				2	2																																							2	2
Gain on deconsolidation				₱ 12,054,000,000
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates				₱ 10,748,000,000																																								₱ 8,219,000,000		₱ 10,487,000,000
Consideration paid (received) | $					$ (175,000)
I F C And I F C E A F
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $					$ 40,000
Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Reversal of impairment loss																																																201,000,000					₱ 92,000,000
Description Of Significant Influence In Joint Venture																																												Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.	Though Digitel owns more than half of the voting interest in ANPC, management has assessed that Digitel only has significant influence, and not control, due to certain governance matters.
Metro Pacific Investments Corporation And Ayala Group
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Description of concession agreement																																												MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.	MPIC and Ayala Group signed a ten-year concession agreement with the DOTC to build and implement the AFCS project.
Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																																												219,000,000		219,000,000
Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received)																																								₱ 3,563,000,000
2,760,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares																										2,800,000
Subscribed per share | ₱ / shares																										₱ 4,000
Premium over par value per subscribed share | ₱ / shares																										₱ 3,000
Subscription share price																										₱ 11,040,000,000
Premium over subscription share price																										8,280,000,000
Subscribed payment																										₱ 11,040,000,000
800,000 Subscribed Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares subscribed or to be issued | shares																600,000										800,000
Subscribed per share | ₱ / shares																₱ 5,000										₱ 4,000
Premium over par value per subscribed share | ₱ / shares																₱ 4,000										₱ 3,000
Subscription share price																₱ 3,000,000,000										₱ 3,200,000,000
Premium over subscription share price																2,400,000,000										2,400,000,000
Subscribed payment																₱ 10,000,000										₱ 148,000,000																						2,990,000,000
Advances outstanding to cover assumed liabilities and working capital requirements of acquired companies																																												₱ 13,000,000		₱ 51,000,000
Potential ordinary share transactions [member] | Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Stock subscription payable outstanding	₱ 800,000,000
Beneficial Trust Fund Holdings Inc. [Member] | Major business combination [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates														70.00%
Carrying value of investments in associates														₱ 1,664,000,000
Associates [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Dividends received																																												0		0
Outstanding contingent liabilities																																												₱ 0		₱ 0
Top of range [member] | Class A Preferred Shares [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Share issued | $						$ 40,000		$ 175,000
Option for additional issue and allotment of shares | $								$ 50,000
Bottom of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												5.00%	5.00%	5.00%	5.00%
Equity interest acquired																																												5.00%	5.00%	5.00%	5.00%
Bottom of range [member] | Vega Telecom Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of issued and outstanding common shares owned by VTI																												95.00%
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Recoverable amount																																																1,664,000,000
Provision for impairment																																																1,784,000,000
Smart [Member] | Common Stock [Member] | PLDT Communications and Energy Ventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares											96,000,000		53,000,000
Percentage of shares issued and outstanding													100.00%
Consideration paid (received)													₱ 465,000,000
Par value | $ / shares											$ 1.00
Subscription price										₱ 3,806,000,000	$ 96
Smart [Member] | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares													170,000,000
Consideration paid (received)													₱ 3,527,000,000
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest in subsidiary acquired																																																													60.00%	60.00%
Amount of equity interest acquired																																																													₱ 69,000,000	$ 2,000
Asia Netcom Philippines Corp. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of ownership interest in subsidiary acquired																																																													40.00%	40.00%
iCommerce Investments Pte. Ltd. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Arbitral proceedings, amount | €																					€ 2.6
Percentage of voting equity interests acquired																					33.33%
Value of shares acquired																																																											₱ 0
iCommerce Investments Pte. Ltd. [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $																		$ 8,900		$ 8,900
Loans receivables | $																	$ 8,600	$ 8,600
iCommerce Investments Pte. Ltd. [Member] | Common Stock [Member] | VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Number of shares issued | shares																	10,000	10,000
Purchase price of ordinary shares | $ / shares																	$ 1.00
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																			₱ 2,250,000,000
Carrying value of investments in associates																																												₱ 9,747,000,000		₱ 9,262,000,000
Additional Investments																																												3,100,000,000		2,700,000,000		2,500,000,000	₱ 5,500,000,000
Additional Investments for subscription																																				₱ 300,000,000
Amount of equity interest acquired																																												₱ 10,050,000,000		10,022,000,000
Percentage of economic interest transferred to employees																																									40.00%
MediaQuest PDRs [Member] | Cignal TV [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Total deposits																																																				₱ 6,000,000,000
Percentage of investment in associates																																						64.00%														40.00%
Carrying value of investments in associates																																						₱ 6,000,000,000
MediaQuest PDRs [Member] | Satventures, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																										40.00%
Carrying value of investments in associates																																						₱ 3,600,000,000				₱ 3,600,000,000
MediaQuest PDRs [Member] | Hasting [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																															70.00%
Carrying value of investments in associates																															₱ 3,250,000,000											₱ 1,950,000,000
Additional Investments																																₱ 800,000,000																			₱ 500,000,000
Settlement amount																																₱ 200,000,000
MediaQuest PDRs [Member] | Hasting philippine depository receipts [Member] | Top of range [member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Additional Investments																																					₱ 500,000,000
Cignal TV [Member] | Pay TV business [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Provision for impairment																																																₱ 0
Asia Netcom Philippines Corp. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												60.00%	60.00%
Digitel Crossing, Inc. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																												₱ 674,000,000		591,000,000
Digitel Crossing, Inc. [Member] | Asia Netcom Philippines Corp. [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												20.00%	20.00%
Digitel Crossing, Inc. [Member] | Digitel [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												40.00%	40.00%
Equity interest acquired																																											40.00%
Digitel Crossing, Inc. [Member] | Pacnet Network Philipines Inc [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																											40.00%
Digitel Crossing, Inc. [Member] | Broadband Infrastructure Group Ltd [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Equity interest acquired																																											20.00%
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																												₱ 35,000,000		36,000,000
Asia Outsourcing Beta Limited [Member] | Asia Outsourcing Gamma Limited Customer Relationship Management [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Consideration paid (received) | $																													$ 190,900
Description of completion of sale transaction																																												The transaction was completed on September 30, 2016.	The transaction was completed on September 30, 2016.
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares | $																													$ 11,200
Asia Outsourcing Beta Limited [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates																																												₱ 35,000,000		₱ 36,000,000
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																							20.00%															20.00%	20.00%
Amount of equity interest acquired | $																																							$ 40,000
Shares transferred to employees, net payment | $																																																							$ 51
Cash distribution received out of redemption of preferred shares and buyback of ordinary shares																																																						₱ 41,800,000
Percentage of economic interest transferred to employees																																																						18.32%	18.32%
Percentage of interest in associates by subsidiary																																												18.32%	18.32%	18.32%	18.32%
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member] | Common Stock [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																							200
Number of shares transferred | shares																																																						27	27
Asia Outsourcing Beta Limited [Member] | PLDT Global Investments Corporation [Member] | Preferred Shares [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Amount of equity interest acquired | $																																							$ 39,800
Number of shares transferred | shares																																																						9,643	9,643
Shares redeemed | shares																																																						35,300,000	35,300,000
AF Payments, Inc. [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																																			20.00%
Amount of equity interest acquired																																																								₱ 70,000,000
Amount of shares subscribed																																																			₱ 503,000,000
Subscription price per share | ₱ / shares																																																			₱ 1.00
AF Payments, Inc. [Member] | Series B Preferred Stock | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
subscribed shares equivalent to amount subscribed | shares																																																			503,000,000
AIL [Member] | A Ce S Philippines
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												36.99%	36.99%
Recognized full impairment provision in respect of investment																																												₱ 1,896,000,000
Telecommunications Connectivity, Inc., or TCI [Member] | Smart [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Percentage of investment in associates																																												33.30%	33.30%
Amount of shares subscribed																																												₱ 10,000,000
subscribed shares equivalent to amount subscribed | shares																																												10,000,000	10,000,000
Subscription price per share | ₱ / shares																																												₱ 1.00